MEMORANDUM


               CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 680

                               FILE NO. 333-165207


         The Prospectus and the Indenture filed with Amendment No. 1 to the Registration Statement on Form S-6 have been revised to reflect information regarding the deposit of securities on April 21, 2010 and to set forth certain data based thereon. In addition, there are a number of other changes from the Prospectus as originally filed.

         An effort has been made to set forth below certain of the changes and also to reflect all changes by marking the Prospectus submitted with the Amendment.


                                 THE PROSPECTUS

         Part A.  The date of the Prospectus has been updated.

         Part A. The "Essential Information" and "Fees and Expenses" sections, including applicable footnotes, have been updated.

         Part A. The period over which the deferred sales charge will be collected has been updated.

         Part A. The Trust Portfolio(s) and the related footnotes have been updated.

         Part A. The Statement(s) of Financial Condition and the related footnotes have been updated.

         Part A. The Report of Independent Registered Public Accounting Firm has been updated.

         Part B.  The date of the Prospectus has been updated.

         Back Cover.  The date of the Prospectus has been updated.


                                                          CHAPMAN AND CUTLER LLP

Chicago, Illinois
April 21, 2010